Investment properties (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Fair value at the beginning of the year	$ 341,776,000,000
Incorporation by business combination		$ 9,174,000,000
Fair value at the end of the year	183,152,000,000	341,776,000,000
Level 2 [Member]
Statement [Line Items]
Fair value at the beginning of the year	109,543,000,000	59,942,000,000
Adjustments previous years (IFRS 16)	0	0
Additions	274,000,000	5,439,000,000
Capitalized leasing costs	13,000,000	6,000,000
Amortization of capitalized leasing costs	(7,000,000)	(9,000,000)
Transfers / Reclassification to assets held for sale	(530)	6,836
Incorporation by business combination	0	0
Investment properties, deconsolidation	0	(2,544)
Disposals	21,426,000,000	2,613,000,000
Currency translation adjustment	(12,000,000)	20,000,000
Net gain / (loss) from fair value adjustment	5,737,000,000	42,466,000,000
Fair value at the end of the year	93,592,000,000	109,543,000,000
Level 3 [Member] | Shopping Malls in Argentina [Member]
Statement [Line Items]
Fair value at the beginning of the year	232,233,000,000	441,012,000,000
Adjustments previous years (IFRS 16)	0	640
Additions	762,000,000	2,761,000,000
Capitalized leasing costs	9,000,000	24,000,000
Amortization of capitalized leasing costs	(6,000,000)	(14,000,000)
Transfers / Reclassification to assets held for sale	0	(43,229)
Incorporation by business combination	0	366,000,000
Investment properties, deconsolidation	(117,547,000,000)	(234,081)
Disposals	0	20,145,000,000
Currency translation adjustment	(12,356,000,000)	80,301,000,000
Net gain / (loss) from fair value adjustment	(13,535,000,000)	4,598,000,000
Fair value at the end of the year	$ 89,560,000,000	$ 232,233,000,000